Investments in associates and joint ventures	6 Months Ended
Jun. 30, 2022
Investments in associates and joint ventures [Abstract]
Investments in associates and joint ventures
5

Investments in associates and joint ventures
Investments in associates and joint ventures
in EUR million
30 June 2022
Interest
held (%)
Fair value
of listed
invest-
ments
Balance
sheet
value
Total
assets
Total
liabilities
Total
income
Total
expenses
TMBThanachart Bank Public Company Limited 23 743 1,096 48,680 42,879 429 321
Other investments in associates and joint ventures
381
1,477
Investments in associates and joint ventures
in EUR million
31 December 2021
Interest
held (%)
Fair value
of listed
invest-
ments
Balance
sheet
value
Total
assets
Total
liabilities
Total
income
Total
expenses
TMBThanachart Bank Public Company Limited 23 866 1,208 46,478 40,957 1,286 1,038
Other investments in associates and joint ventures
379
1,587
The reporting dates of certain associates and joint ventures can differ from the reporting date of the Group,
but by no more than three months.
TMBThanachart Bank Public Company Limited
ING Group has a 23
% investment in TMBThanachart Bank Public Company Limited (hereafter:

TTB), a bank
listed on the Stock Exchange of Thailand. TTB is providing products and services to Wholesale, Small and
Medium Enterprise (SME), and Retail customers. TTB is accounted for as an investment in associate based on
the size of ING shareholding and representation on the Board.
Impairment testing
The fair value has been below the purchase cost of the investment for a prolonged period of time (since 1Q
2020). This is considered to be objective evidence of impairment. The impairment test performed led to an impairment at 31 March 2022 of EUR 150

million, as the recoverable amount of EUR
1,099

million, as
determined by a Value in Use calculation, was below the carrying amount of EUR 1,249 million at that point in
time. The impairment test at 30 June 2022 did not lead to an impairment loss.
Methodology
The recoverable amount is determined as the higher of the fair value less costs of disposal and Value in Use
(‘VIU’). Fair value less costs of disposal is based on observable share price. The VIU calculation uses discounted cash flow projections based on management’s best estimates. VIU is derived using a Dividend Discount

Model
(DDM) where distributable equity,

i.e. future earnings available to ordinary shareholders, is used as a proxy for
future cash flows. The valuation looks at expected cash flows into perpetuity resulting in two main components
to the VIU calculation:
i) the estimation of future earnings over a 5

year forecast period; and
ii) the terminal value being the extrapolation of earnings into perpetuity applying a long term growth rate. The earnings that are used for extrapolation

represent the stable long term financial results and
position of TTB, i.e. a steady state. The terminal value comprises the majority of the total VIU.
Key assumptions used in the VIU calculation as at 30 June 2022 (and as at 31 March 2022 resulting in impairment)
The VIU is determined using a valuation model which is subject to multiple management assumptions. The key assumptions, i.e. those to which the overall result is most sensitive to, are the following:
⬝
Expected future earnings of TTB: based on forecasts derived from broker consensus over the short to
medium term and TTB observable targets for steady state

earnings into perpetuity. A capital

maintenance
charge is applied, which is management’s forecast

of the earnings that need to be withheld in order for
TTB to meet target regulatory requirements

over the forecast period;
⬝ Discount rate (cost of equity): 10.15% (31 March 2022: 9.60%), based on the capital asset pricing model
(CAPM) calculated for TTB using current market data.
⬝
Terminal growth

rate:
3.36% (31 March 2022: 2.87%) consistent with current long term government bond yield in Thailand as a proxy for a risk-free

rate;
As at 30 June 2022, the recoverable amount as determined by the VIU calculation is slightly above the carrying
value of EUR 1,096

million. To assess the risk of further impairment at 30 June 2022, the model was evaluated for reasonably possible changes to key assumptions in the model. This reflects the sensitivity of the VIU to each key assumption on its own and it is possible that more than one favourable and/or unfavourable change

may
occur at the same time. Holding the other key assumptions constant, a reduction in all of the forecasted annual
cash flows, including terminal value, of 40
bps would reduce the recoverable amount to

the carrying amount. A
57 bps decrease in terminal growth rate or a 3 bps increase in the discount rate would cause the VIU to equal the carrying amount.
Other investments in associates

and joint ventures
Included in Other investments in associates and joint ventures are mainly financial services and financial
technology funds or vehicles operating predominantly in Europe.

Other investments in associates and joint ventures represents a number of associates and joint ventures that
are individually not significant to ING Group.
Changes in Investments in associates and joint ventures
in EUR million
30

June
2022
31

December

2021
Opening balance 1,587 1,475
Additions 16 91
Revaluations -6 -24
Share of results 35 141
Dividends received -31 -34
Disposals -6 -23
Impairments -153 -3
Exchange rate differences 29 -31
Other 4 -5
Closing balance 1,477 1,587
Share of results from associates and joint ventures of EUR 35 million (31 December 2021: EUR
141

million) as
included in the table above is mainly attributable to results of TTB of EUR 37 million (31 December 2021: EUR
61

million).